Business Combination - Narrative (Details) $ in Thousands		5 Months Ended	12 Months Ended
	Feb. 07, 2024 USD ($) vessel division	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) division	Dec. 31, 2023	Dec. 31, 2024 segment
Disclosure Of Common Control Acquisitions Table [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Number of operating divisions			3		3
Business combination (Note 26)			$ (796,970)
CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Consideration transferred in cash	$ 1,153,000
Number of operating divisions | division	3
Number of low carbon vessels | vessel	160
Number of low carbon vessels under construction | vessel	46
Business combination (Note 26)	$ 796,970
Revenue of common control acquiree			198,300
Profit (loss) of common control acquiree			11,200
Revenue of combined entity if common control acquired at beginning of period			949,600
Profit (loss) of of combined entity if common control acquired at beginning of period			$ 870,000
Acquisition related costs		$ 1,000
CMB | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Proportion of ownership interest in subsidiary	100.00%			100.00%
Consideration transferred in cash	$ 1,150,000
Number of operating divisions | division	3